OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES

NOTE 6         -       OTHER CURRENT LIABILITIES

A.      Consists of:

	As of December 31,
	2 0 1 5	2 0 1 4

Accrued salaries and fringe benefits	$8,056	$6,905
Accrued warranty costs (See B below)	3,883	2,356
Governmental institutions	3,338	1,431
Other	719	1,914
	$15,996	$12,606

B.      Accrued Warranty Costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2015 and 2014:

	As of December 31,
	2 0 1 5	2 0 1 4

Balance as of beginning of year	$2,356	$2,402
Acquisition of ReVera	973	-
Services provided under warranty	(4,221)	(2,428)
Changes in provision	4,775	2,382
Balance as of end of year	$3,883	$2,356